ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Aug. 31, 2010 Class A ordinary shares	Aug. 31, 2010 Class B Ordinary shares	Dec. 31, 2012 Parent Company	Dec. 31, 2011 Parent Company
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	1,200,000,000	1,200,000,000			1,200,000,000	1,200,000,000
Ordinary shares, shares issued	145,975,484	144,481,064			145,975,484	144,481,064
Ordinary shares, shares outstanding	145,975,484	144,481,064			145,975,484	144,481,064